Unique LoanID	Overall Event	Final Credit Event	Credit Exceptions	Credit Comments	Final Compliance Event	Compliance Exceptions	Compliance Comments	Eligible For Predatory Testing - Unable to Test	Compliance Comp Factors	Purpose at origination	Occupancy at origination	LTV Original (Calculated)	LTV Combined Orig (Calculated)	Debt (Back) Ratio From 1008	TILA Designation
100043	1	1			1	[1] Loan Exempt from ATR Rule				Rate/Term Refi	Investment Property	56.33	56.33	49.83	QM-ATR Exempt
100059	1	1			1	[1] Loan Exempt from ATR Rule				Cashout Refi	Investment Property				QM-ATR Exempt
100068	1	1			1	[1] Loan Exempt from ATR Rule [1] TILA Designation: ATR Exempt				Purchase	Investment Property	76.61	76.61	27.41	QM-ATR Exempt
100079	1	1			1	[1] Loan Exempt from ATR Rule [1] TILA Designation: ATR Exempt				Cashout Refi	Investment Property	70	70	21.93	QM-ATR Exempt
100083	1	1			1	[1] Loan Exempt from ATR Rule [1] TILA Designation: ATR Exempt				Rate/Term Refi	Investment Property	66.27	70.6	42.34	QM-ATR Exempt
100067	1	1			1	[1] QM Loan - Temporary Definition [1] Perm/Temp QM APR Test - APR below HPML Threshold. Safe Harbor [1] TILA Designation: Safe Harbor QM (Temporary Definition)				Purchase	Owner Occ	90	90	36.96	Safe Harbor QM (Temporary Definition)
100074	1	1			1	[1] QM Loan - Temporary Definition [1] Perm/Temp QM APR Test - APR below HPML Threshold. Safe Harbor [1] TILA Designation: Safe Harbor QM (Temporary Definition)				Purchase	Owner Occ	53.69	53.69	42.9	Safe Harbor QM (Temporary Definition)
100004	3	3	[3] Final Application Missing [3] Initial Application Incomplete	Initial loan application is not dated by the borrower on face-to-face interview.	2	[2] Affiliated Business Doc Missing [2] State - Missing Anti-Coercion Disclosure / Notice of Choice of Agent or Insurer [2] State - Missing Broker Agreement / Mortgage Loan Origination Agreement [2] State - Missing cautionary notice pursuant to AL Code Section 5-19-6(a) on Note [2] Initial GFE Missing				Cashout Refi	Investment Property	71.76	71.76	28.8
100055	2	1			2	[2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement [2] State - Missing Anti-Discrimination Notice [2] State - Missing Attorney General Information Statement [2] State - Missing Statutory Authority Disclosure [2] State - Missing Notice of Escrow of Taxes and Regular Monthly Payment [2] State - Missing Closing Statement / Closing Disclosure				Rate/Term Refi	Owner Occ	66.04	66.04
100056	2	1			2
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement
[2]   State - Missing Anti-Discrimination Notice
[2]   State - Missing Attorney General Information Statement
[2]   State - Missing High Loan to Value Disclosure in the Mortgage Loan Disclosure Statement
[2]   State - Missing Ohio Business Relationship Disclosure Notice / Conflict of Interest Disclosure
[2]   State - Missing Statutory Authority Disclosure
[2]   State - Missing Notice of Escrow of Taxes and Regular Monthly Payment
[2]   State - Missing Closing Statement / Closing Disclosure
										Purchase	Owner Occ	100	100	42.395
100053	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application [2] Combined Orig LTV >100%		2
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement
[2]   State - Missing Mortgage Loan Origination Dislcosure
[2]   State - Missing Anti-Discrimination Notice
[2]   State - Missing Attorney General Information Statement
[2]   State - Missing High Loan to Value Disclosure in the Mortgage Loan Disclosure Statement
[2]   Missing Notice of Change in Mortgage Terms / Revised Mortgage Loan Originator Disclosure
[2]   State - Missing Insurance Disclosure
[2]   State - Missing Ohio Business Relationship Disclosure Notice / Conflict of Interest Disclosure
[2]   State - Missing Statutory Authority Disclosure
[2]   State - Missing Notice of Escrow of Taxes and Regular Monthly Payment
[2]   State - Missing Nature of Relationship and Notice to Borrower in the Mortgage Loan Originator Disclosure / Addendum to GFE
										Purchase	Owner Occ	93.22	104.52	41.036
100011	2	1			2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)				Purchase	Second Home	75	75	31.189
100038	2	1			2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)				Cashout Refi	Owner Occ	80	80	42.433
100039	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09)				Cashout Refi	Owner Occ	84.55	84.55	42.229
100077	2	1			2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Affiliated Business Doc Missing [2] State - Missing Application Disclosure [2] State - Missing Affidavit of Borrower Under Residential Mortgage Act				Purchase	Investment Property	69.94	69.94
100036	2	1			2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial GFE Missing [2] Initial TIL Missing				Cashout Refi	Owner Occ	100	100
100032	3	3	[3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Affidavit of Affixation (of manufactured home) [2] State - Missing Separate and distinct Prepayment Penalty Disclosure on the Note [2] State - Missing Documentation of Fees paid to Third Parties [2] State - Missing Licensee Name Number and NMLS Unique Identifier on the application [2] Initial TIL Missing				Cashout Refi	Owner Occ	100	100
100031	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Application Disclosure [2] Initial TIL Missing				Cashout Refi	Owner Occ	84.37	84.37
100066	2	1			2	[2] HMDA-reportable rate spread (10/1/09 and later) [1] Loan Exempt from ATR Rule [1] TILA Designation: ATR Exempt				Purchase	Investment Property	80	80	35.47	QM-ATR Exempt
100070	2	1			2	[2] HMDA-reportable rate spread (10/1/09 and later) [1] Loan Exempt from ATR Rule [1] TILA Designation: ATR Exempt				Cashout Refi	Investment Property	19.51	19.51	28.15	QM-ATR Exempt
100035	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] HUD-1 Incomplete [2] Affiliated Business Doc Missing [2] State - Missing Choice of Attorney disclosure [2] Initial TIL Missing [2] Evidence of Single Premium Credit Insurance With Disclosure [2] HMDA-reportable rate spread (1/1/04-10/1/09)	Evidence of credit life insurance with a monthly payment of $39.67 and annual premium of 476.04. Insurance is optional. HUD in file is not executed by borrower or certified by settlement agent.	YES		Cashout Refi	Owner Occ	80.91	80.91
100041	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] Initial GFE Date not within 3 days of Initial Application Date [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Missing				Cashout Refi	Owner Occ	85	85	38.81
100057	2	2	[2] Combined Orig LTV >100%		2	[2] Initial GFE Date not within 3 days of Initial Application Date [2] Initial TIL Missing				Purchase	Owner Occ	80.9	102.99	41.19
100044	3	3	[3] Final Application Missing		2	[2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Insurance Disclosure / Right to Choose Insurance Provider [2] State - Missing Rate Lock				Cashout Refi	Investment Property	80	80	28
100060	2	1			2	[2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Mortgage Loan Disclosure Statement (DRE) [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Finance Lender Information Disclosure [2] State - Missing Interim Interest Disclosure				Rate/Term Refi	Owner Occ	58.82	80	41.66
100022	3	3	[3] Credit Report Missing [3] Application Incomplete [3] Missing Title Evidence [3] Missing Initial Application	Final Application for additional Co-Borrowers is missing. The Application for Borrower is the only one in the file.	2	[2] Initial GFE Missing [2] Initial TIL Missing				Rate/Term Refi	Owner Occ	79.77	79.77
100087	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		2	[2] Initial GFE Missing [2] Initial TIL Missing [2] State - Missing Loan Commitiment [2] State - Missing Mortgage Loan Disclosure Statement (DRE) [2] State - Missing DRE Advance Fee Agreement [2] State - Missing Comparison of Sample Mortgage Features: Typical Mortgage [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Finance Lender Information Disclosure				Purchase	Owner Occ	71.04	71.04
100026	3	3	[3] Application Incomplete	Final Application marked incomplete due to not being fully executed.	2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date				Construction To Perm	Owner Occ	87.87	87.87	36.23
100054	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] Affiliated Business Doc Missing [2] State - Missing Insurance Disclosure / Right to Choose Insurance Provider [2] State - Missing Rate Lock				Purchase	Owner Occ	100	100	37.63
100023	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] Affiliated Business Doc Missing [2] State - Missing Loan Agreement Rider [2] State - Missing Notice of Penalties for Making False or Misleading Written Statement				Purchase	Owner Occ	75	75
100052	2	1			2
[2]   Initial TIL Date not within 3 days of Initial Application Date
[2]   Initial GFE Date not within 3 days of Initial Application Date
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Acknowledgment of Receipt of Home Mortgage Loan Informational Document / Attorney General Information Statement
[2]   State - Missing Mortgage Loan Origination Dislcosure
[2]   State - Missing Anti-Discrimination Notice
[2]   State - Missing Attorney General Information Statement
[2]   State - Missing High Loan to Value Disclosure in the Mortgage Loan Disclosure Statement
[2]   Missing Notice of Change in Mortgage Terms / Revised Mortgage Loan Originator Disclosure
[2]   State - Missing Statutory Authority Disclosure
[2]   State - Missing Closing Statement / Closing Disclosure
[2]   State - Missing Nature of Relationship and Notice to Borrower in the Mortgage Loan Originator Disclosure / Addendum to GFE
										Cashout Refi	Owner Occ	100	100	39.85
100016	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] HMDA-reportable rate spread (1/1/04-10/1/09)				Cashout Refi	Second Home	70	70	31.465
100010	3	1			3	[3] APR Tolerance UnderDisclosed 0.125 [3] Finance Charge underdisclosed >$100 for Purchase [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing Property Tax Benefit Disclosure (State Form 51781 (6-04)	APR under disclosed by 1.212 which exceeds the .125 tolerance. Finance charges under disclosed by $14397.07 which exceeds the $100 tolerance for purchase transactions. The Closing instructions Adjustable Rate Features section evidenced a 0.00% margin whereas, the Note in section 4C, Calculations of Changes, indicated a 2.0% margin.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	50	50	9.462
100081	2	1			2	[2] State - Missing Borrower's Choice of Attorney Disclosure [1] QM Loan - Temporary Definition [1] Perm/Temp QM APR Test - APR below HPML Threshold. Safe Harbor [1] TILA Designation: Safe Harbor QM (Temporary Definition)				Cashout Refi	Owner Occ	80	85	40.62	Safe Harbor QM (Temporary Definition)
100034	3	3	[3] Final Application Missing [3] Manufactured (Double-Wide)		2	[2] State - Missing Affidavit of Affixation (of manufactured home) [2] State - Missing Rate Lock [2] Initial TIL Missing [2] Evidence of Single Premium Credit Insurance With Disclosure [2] HMDA-reportable rate spread (1/1/04-10/1/09)				Cashout Refi	Owner Occ	94.5	94.5
100069	2	1			2	[2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [1] Loan Exempt from ATR Rule [1] TILA Designation: ATR Exempt				Purchase	Investment Property	75	75	28	QM-ATR Exempt
100078	2	1			2	[2] State - Missing Application Addedum stating applicant, if married, may apply for a separate account [2] State - Missing Mortgage Loan Disclosure Statement (DRE) [2] State - Missing DRE Advance Fee Agreement [2] State - Missing Impound Authorization Disclosure [1] Loan Exempt from ATR Rule [1] TILA Designation: ATR Exempt				Cashout Refi	Investment Property	70	70	26.9	QM-ATR Exempt
100007	2	1			2	[2] State - Missing Borrower Information Document [2] State - Missing Description of Underwriting Criteria and Required Documentation				Cashout Refi	Owner Occ	88.24	88.24	34
100082	2	1			2	[2] State - Missing Escrow Account Disclosure Agreement [2] HMDA-reportable rate spread (10/1/09 and later) [1] Loan Exempt from ATR Rule [1] TILA Designation: ATR Exempt				Purchase	Investment Property	80	80	42	QM-ATR Exempt
100014	3	3	[3] Appraisal Incomplete	Appraisal is incomplete due to subject to completion with out 1004D or acceptable documentation for completion.	2	[2] State - Missing Fair Lending Notice [2] State - Missing Hazard Insurance Disclosure [2] State - Missing Impound Authorization Disclosure [2] State - Missing Interim Interest Disclosure [2] State - Missing Notice to Cosigner				Purchase	Owner Occ	75	75	39.408
100030	2	1			2	[2] State - Missing Fair Lending Notice [2] State - Missing Hazard Insurance Disclosure [2] State - Missing Impound Authorization Disclosure [2] State - Missing Notice to Cosigner				Rate/Term Refi	Owner Occ	80	88.19	48.784
100084	2	1			2	[2] State - Missing Insurance Disclosure				Purchase	Owner Occ	50.36	50.36	36.357
100042	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] State - Missing Interim Interest Disclosure				Cashout Refi	Owner Occ	95	95	48.005
100021	3	3	[3] Missing Initial Application		2	[2] State - Missing Mortgage Broker Agreement [2] State - Missing Initial Tax Authorization Notice				Purchase	Owner Occ	100	100	47.12
100080	2	1			2	[2] State - Missing Notice of Consumers Right to Obtain a Security Freeze [1] QM Loan - Temporary Definition [1] Perm/Temp QM APR Test - APR below HPML Threshold. Safe Harbor [1] TILA Designation: Safe Harbor QM (Temporary Definition)				Purchase	Owner Occ	80	90	47	Safe Harbor QM (Temporary Definition)
100028	3	3	[3] MI Missing [3] Missing Initial Application		2	[2] State - Missing Notice of Expiration of Loan Commitment [2] State - Missing Acknowledgment of Receipt of Disclosure Regarding ARM Loan Without Prepayment [2] State - Missing Affidavit of Compliance / Smoke Alarm [2] State - Missing Appraisal and Consumer Report Notice [2] State - Missing Borrower's Choice of Attorney Disclosure [2] Initial GFE Missing [2] Initial TIL Missing				Purchase	Owner Occ	95	95	42.4
100065	2	1			2	[2] State - Missing Notice Regarding Nonrefundability of Loan Fees [2] State - Missing Application Disclosure [2] Missing RI "Prohibited Acts and Practices Disclosure Regarding All Home Loans" [2] Missing RI "Prohibited Acts and Practices Disclosure Regarding High Cost Home Loans" [1] QM Loan - Temporary Definition [1] Perm/Temp QM APR Test - APR below HPML Threshold. Safe Harbor [1] TILA Designation: Safe Harbor QM (Temporary Definition)				Purchase	Owner Occ	70	70	42.62	Safe Harbor QM (Temporary Definition)
100029	3	3	[3] Missing Initial Application		2	[2] State - Missing Notice to Purchaser-Mortgagor [2] HMDA-reportable rate spread (1/1/04-10/1/09)				Purchase	Owner Occ	100	100	51
100040	3	3	[3] Final Application Missing [3] Missing Initial Application		2	[2] State - Missing Pre-Application Dislcosure [2] HMDA-reportable rate spread (1/1/04-10/1/09)				Cashout Refi	Owner Occ	84.76	84.76	39.6
100033	3	3	[3] Final Application Missing [3] Missing Initial Application [2] Combined Orig LTV >100%		3	[3] APR Tolerance UnderDisclosed 0.125 [3] Finance Charge underdisclosed >$35 for Refinance [2] Initial TIL Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09)	APR under disclosed by 1.4612 which exceeds the .125 tolerance. Finance charges under disclosed by $37,808.42 which exceeds the $35 tolerance for refinance transactions. While the NOTE and amortization schedule acknowledge a discount to rate of .25% at the 13th month and every 12 months thereafter, said rate reduction is subject to terms and conditions that are not guaranteed and borrower may not necessarily qualify for, therefore, TIL is tested based on original terms of Note.		APR - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL. Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	105	105
100086	3	1			3	[3] Change date(s) in TIL rate/payment disclosure inaccurate [3] Payment value(s) in TIL Rate/Payment Disclosure inaccurate
Change dates in the TIL rate/payment disclosure inaccurate. Maximum During First Five Years column should list maximum rate may be reached during first five years (08/XX/2018) as opposed to date of first payment max rate during first five years applies (09/XX/2018). Also, "Maximum Ever" column should list date maximum rate may be reached (08/XX/2022) as opposed to date of max payment max rate during first five years applies (09/XX/2022) (Reg Z Commentary 18(s)(2)(i)(B)(3)(i).
Payment values in TIL Rate/Payment Disclosure are inaccurate. Maximum in first five years P&I payment on the Final TIL is $736.81, calculated Maximum in first five years P&I payment is $737.25.  Maximum ever P&I payment on the Final TIL is $1047.24, calculated Maximum Ever P&I payment is $1049.89.
									TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	96.5	96.5	49
100001	3	1			3	[3] Federal Higher-Priced Mortgage Loan [3] MN Subprime loan [2] HMDA-reportable rate spread (10/1/09 and later) [2] GFE2 Reason(s) for any other revision(s) not documented [2] GFE3 Reason(s) for any other revision(s) not documented
Federal Higher-Priced Mortgage Loan - Stated APR (5.4990%) and Audited APR (5.4913%) exceed the HPML threshold of 4.95% (1.5% over applicable APOR, 3.45%). Loan appears to comply with repayment ability, prepayment penalty, and escrow restrictions and requirements applicable to Federal HPMLs.
GFE2 dated 03/21/2013 reflects an undocumented change in loan amount from $70,500 to $70,000.
GFE3 dated 03/25/2013 reflects an undocumented change in loan amount from $70,000 to $69,250.
MN Subprime Loan.  Stated APR (5.4990%) and Audited APR (5.4913%) exceeds MN Subprime APR threshold for fixed rate loans of 5.45% (3% over applicable t-bill, 2.45%).  Prepayment penalty provisions are prohibited on MN subprime loans as of 8/1/07.  Loan appears to be a compliant MN subprime loan.

Federal HPML - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability. The loan is within the SOL.  // No explicit assignee liability but because of the penalties, assignees could be impacted.  Private right of action is available for borrowers that are injured (that term is not defined).  Courts award the following: Civil penalties not to exceed $10,000 per violation ;Actual, incidental, and consequential damages ;Statutory damages equal to the amount of lender fees included in the loan ;Punitive damages if appropriate ;Court costs and reasonable attorneys fees.
										Rate/Term Refi	Owner Occ	124.33	124.33	32.38
100051	3	3	[3] Note Incomplete [3] Missing Initial Application	Note incomplete due to missing complete property address.	3	[3] TIL Incomplete [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] Credit Score Disclosure Not Present	Final TIL is marked final and was signed at closing; however, reflects estimated APR, Finance Charge, Amount Financed and Total Payment figures.	NO		Construction To Perm	Owner Occ	78.39	78.39	47
100076	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] TIL Incomplete [3] Finance Charge underdisclosed >$100 for Purchase [2] Credit Score Disclosure Not Present [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Affiliated Business Doc Missing [2] State - Missing Notice to Purchaser-Mortgagor [2] State - Missing Anti-Coercion Notice [2] State - Missing Broker Agreement	Final TIL was signed by the borrower at closing, however, reflects estimated finance charges. Finance charges under disclosed by $2375.65 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.	NO	Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Second Home	74.99	74.99
100075	3	1			3	[3] TIL Incomplete [2] State - Missing Acknowledgment of Receipt of Good Faith Estimate [2] State - Missing Interim Interest Disclosure	Final TIL was signed by the borrower at closing, however, reflects estimated APR, finance charges, amount financed and total payment figures.	TESTED		Purchase	Owner Occ	80	100	42.53
100062	3	1			3	[3] TIL Incomplete [2] State - Missing Application Disclosure Statement	Final TIL was signed by the borrower at closing, however, reflects estimated APR, finance charges, amount financed and total payment figures.	TESTED		Purchase	Owner Occ	80	100	57
100061	3	3	[3] Final Application Missing [3] Missing Initial Application		3	[3] Finance Charge underdisclosed >$100 for Purchase [3] State Late Charge Not Standard	Finance charges under disclosed by $140 which exceeds the $100 tolerance for Purchase transactions. TIL Itemization did not disclose an escrow waiver fee of $340, a processing fee of $300, an escrow fee of $100 and a courier fee of $40 as prepaid finance charges. There is a lender credit on line 207 of the HUD for $340 that is not itemized, therefore, applied to non-APR fees first. Late charge fee of 6% exceeds the max allowed of the greater of 5% of payment or $7.50 for the state of Texas with interest rate less than 10%.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	80	80	28.5
100072	3	1			3	[3] Finance Charge underdisclosed >$100 for Purchase [2] State - Missing Attorney Disclosure	Finance charges under disclosed by $1732.63 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed. There is a closing cost rebate on line 206 of the HUD for $820 that is not itemized, therefore, applied to non-APR fees first.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	80	80	30.56
100019	3	1			3	[3] Finance Charge underdisclosed >$100 for Purchase [2] State - Missing Notice to Purchaser-Mortgagor	Finance charges under disclosed by $265.47 which exceeds the $100 tolerance for purchase transactions. TIL itemization disclosed a $275 closing fee and a $65 courier fee, however, the final HUD-1 in file reflects a $300 closing fee and a $75 courier fee. Additionally, the flood cert fee for $3, recording fee for $27.50, post closing review fee for $150 or the wire fee for $50 as prepaid finance charges.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	80	80	31.919
100003	3	1			3	[3] Finance Charge underdisclosed >$100 for Purchase [2] State - Missing Waiver of Borrower's Rights [2] State - Missing GA Foreclosure Disclosure / Notice Pursuant To O.C.G.A. Section 7-1 [2] State - Missing Right to Select Attorney Disclosure	Finance charges under disclosed by $315.62 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	100	100	10.6
100049	3	3	[3] Final Application Missing		3	[3] Finance Charge underdisclosed >$35 for Refinance [2] State - Missing Anti-Coercion Notice [2] State - Missing Choice of Attorney disclosure [2] State - Missing Amortization Information Disclosure [2] Initial TIL Date not within 3 days of Initial Application Date	Finance charges under disclosed by $400 which exceeds the $35 tolerance for refinance transactions. Unable to determine under disclosure due to missing itemization of amount financed.		Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Cashout Refi	Owner Occ	80	80	34
100006	3	1			3	[3] Finance Charge underdisclosed >$100 for Purchase [2] Affiliated Business Doc Missing [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date	Finance charges under disclosed by $406.87 which exceeds the $100 tolerance for purchase transactions. TIL Itemization did not disclose $325 appraisal fee, $15 & $17 credit report fees, and $50 realtor processing fee.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	80	80	48.81
100013	3	1			3	[3] Finance Charge underdisclosed >$100 for Purchase	Finance charges under disclosed by $412.66 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	100	100	58.389
100027	3	3	[3] Appraisal Incomplete [2] Combined Orig LTV >100%	Appraisal is incomplete due to being illegible.	3	[3] Finance Charge underdisclosed >$100 for Purchase [2] State - Missing Pre-Application Dislcosure [2] Initial GFE Missing [2] Initial TIL Missing	Finance charges under disclosed by $495.00 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	97	101.3	36.7
100002	3	1			3	[3] Finance Charge underdisclosed >$35 for Refinance [3] No tolerance fees increased at closing (Credit or Charge for Interest Rate) [3] No tolerance fees increased at closing (Adjusted Origination Charges) [2] State - Missing Fair Credit Reporting Act Notice
Finance charges under disclosed by $546.00 which exceeds the $35.00 tolerance for Refinance transactions. TIL Itemization only disclosed Closing fee in the amount of $429 and final HUD reflects $975.  Note on page 1 of HUD indicates part of 10% cure credit is for closing fee but doesn't not specify amount attributed to closing/settlement fee.  Without itemization of which fees 10% cure credit applies to, JCIII applies lender credit to non-APR fees first.
No tolerance fees increased at closing: Adjusted Origination charges increased from most recent GFE dated 08/21/2013; Adjusted Origination disclosed as $1032.75 increased at closing to $2007.75.
No tolerance fees increased at closing: Credit for Interest Rate disclosed on the most recent GFE dated 08/21/2013 of ($975.00) but final HUD discloses a credit of $0.
									APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Rate/Term Refi	Owner Occ	81.75	81.75	39.56
100008	3	3	[3] Final Application Missing [3] Credit Report Missing		3
[3]   Finance Charge underdisclosed >$100 for Purchase
[3]   List of Agencies, Statement Regarding Value of Counseling, and List of Other Resources required for all TX Home Loans with application taken between 9/1/01 to 8/31/03 and initial, max, or fully indexed rate of 12% or greater not in file.  Disclosure must include:  statement regarding value of counseling before taking out a home loan, list of nearest available housing counseling agencies approved by HUD, and list of other resources where mortgage information can be found including toll-free phone numbers, and online resources.
[3]   List of Agencies, Statement Regarding Value of Counseling, and List of Other Resources required for all TX Home Loans with application taken between 9/1/01 to 8/31/03 and initial, max, or fully indexed rate of 12% or greater not in file.  Disclosure must include:  statement regarding value of counseling before taking out a home loan, list of nearest available housing counseling agencies approved by HUD, and list of other resources where mortgage information can be found including toll-free phone numbers, and online resources.
[3]   List of Agencies, Statement Regarding Value of Counseling, and List of Other Resources required for all TX Home Loans with application taken between 9/1/01 to 8/31/03 and initial, max, or fully indexed rate of 12% or greater not in file.  Disclosure must include:  statement regarding value of counseling before taking out a home loan, list of nearest available housing counseling agencies approved by HUD, and list of other resources where mortgage information can be found including toll-free phone numbers, and online resources.
[2]   State - Missing Mortgage Banker Disclosure
[2]   State - Missing Residential Mortgage Loan Originator Disclosure
[2]   State - Missing Loan Agreement Rider
[2]   State - Missing Collateral Protection Insurance Notice
[2]   State - Missing Notice of Penalties for Making False or Misleading Written Statement
[2]   State - Missing Disclosure of Multiple Roles in a Consumer Real Estate Transaction
[2]   State - Missing Complaints and Inquiries Notice

Finance charges under disclosed by $626.44 which exceeds the $100 tolerance for purchases transactions. Unable to determine under disclosure due to missing TIL itemization of amount financed.
List of Agencies, Statement Regarding Value of Counseling, and List of Other Resources required for all TX Home Loans with application taken between 9/1/01 to 8/31/03 and initial, max, or fully indexed rate of 12% or greater not in file.  Disclosure must include:  statement regarding value of counseling before taking out a home loan, list of nearest available housing counseling agencies approved by HUD, and list of other resources where mortgage information can be found including toll-free phone numbers, and online resources.
List of Agencies, Statement Regarding Value of Counseling, and List of Other Resources required for all TX Home Loans with application taken between 9/1/01 to 8/31/03 and initial, max, or fully indexed rate of 12% or greater not in file.  Disclosure must include:  statement regarding value of counseling before taking out a home loan, list of nearest available housing counseling agencies approved by HUD, and list of other resources where mortgage information can be found including toll-free phone numbers, and online resources.
List of Agencies, Statement Regarding Value of Counseling, and List of Other Resources required for all TX Home Loans with application taken between 9/1/01 to 8/31/03 and initial, max, or fully indexed rate of 12% or greater not in file.  Disclosure must include:  statement regarding value of counseling before taking out a home loan, list of nearest available housing counseling agencies approved by HUD, and list of other resources where mortgage information can be found including toll-free phone numbers, and online resources.
									APR/Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	70	70	23.729
100064	2	1			2	[2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date [2] State - Missing Mortgage Banker Disclosure	Initial GFE dated 08/13/2013 is not within 3 days of application 07/19/2013. Initial TIL dated 07/24/2013 is not within 3 days of application 07/19/2013 or the credit report that is dated 07/XX/2013. Loan is originated and closed by XXXX.			Rate/Term Refi	Owner Occ	71.48	71.48	46.22
100063	2	1			2	[2] HMDA-reportable rate spread (10/1/09 and later) [1] QM Loan - Temporary Definition [1] Perm/Temp QM APR Test - APR above HPML Threshold. Rebuttable Presumption [1] TILA Designation: Rebuttable Presumption QM (Temporary Definition)	Stated APR (5.47%) and audited APR (5.2914%) exceed the QM Safe Harbor APR threshold of 4.93% (1.5% over applicable APOR, 3.43%). Rebuttable Presumption QM.			Purchase	Second Home	80	80	45	Rebuttable Presumption QM (Temporary Definition)
100073	3	1			3	[3] Final TIL Date < 6 Days Prior to Origination Date (Non-IO Fixed) [2] State - Missing Insurance Disclosure	The APR on the initial TIL (3.747) is greater than .125 less than the APR on the Final TIL (4.162). The Final TIL is dated at closing (within 6 days), which is not allowed per new RegZ guidelines due to the spread of the APR's.		TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. The loan is outside the SOL.	Purchase	Owner Occ	80	80	27.82
100045	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Mortgage Missing [3] Missing Title Evidence [3] Missing Initial Application		3	[3] TIL Missing [2] Affiliated Business Doc Missing [2] State - Missing KY Fair Housing Law Disclosure [2] State - Missing Notice of Choice of Agent or Insurer [2] State - Missing KY Notification to New Homeowners [2] Initial GFE Missing [2] Initial TIL Missing		YES		Purchase	Owner Occ	100	100
100046	3	3	[3] Appraisal Missing [3] Final Application Missing [3] Credit Report Missing [3] Missing Initial Application		3	[3] TIL Missing [2] Credit Score Disclosure Not Present [2] Affiliated Business Doc Missing [2] State - Missing Notice to Purchaser-Mortgagor [2] State - Missing Anti-Coercion Notice [2] State - Missing Broker Agreement [2] State - Missing Pre-Application Dislcosure [2] State - Missing Lock In Agreement [2] State - Missing Mortgage Loan Commitment [2] Initial GFE Missing [2] Initial TIL Missing		NO		Construction To Perm	Owner Occ	90	90
100047	3	3	[3] Final Application Missing [3] Credit Report Missing [3] Mortgage Missing [3] Appraisal Incomplete [3] Missing Title Evidence [3] Missing Initial Application	Appraisal incomplete due to missing recertification of value. Appraisal update/completion report dated 10/26/2007, loan originated 3/XX/2008.	3	[3] TIL Missing [3] HUD-1 Missing [2] Credit Score Disclosure Not Present [2] State - Missing Anti-Coercion Notice [2] Initial GFE Missing [2] Initial TIL Missing		NO		Construction To Perm	Owner Occ	79.11	79.11
100018	3	1			3	[3] TIL Missing [3] HUD-1 Missing [2] Initial TIL Date not within 3 days of Initial Application Date [2] Initial GFE Date not within 3 days of Initial Application Date		NO		Construction To Perm	Owner Occ	80	80	25.549
100024	3	3	[3] Appraisal Missing [3] Credit Report Missing [3] MI Missing [3] Missing Initial Application		3	[3] TIL Missing [3] HUD-1 Missing [2] State - Missing Mortgage Banker Disclosure [2] State - Missing Loan Agreement Rider [2] State - Missing Collateral Protection Insurance Notice [2] State - Missing Notice of Penalties for Making False or Misleading Written Statement [2] Initial GFE Missing [2] Initial TIL Missing		NO		Purchase	Owner Occ	90	90
100009	3	3	[3] Final Application Missing [3] Missing Title Evidence [3] Note Incomplete	Note incomplete due to not being signed by the borrower.	3	[3] TIL Missing [3] ROR Missing [2] Initial GFE Missing		YES	ROR - 3yrs for rescindable transactions. The loan is outside the SOL.	Cashout Refi	Owner Occ	77.42	77.42	54.17
100005	1	1			1					Cashout Refi	Owner Occ	70	70	44.78
100012	1	1			1					Purchase	Second Home	80	80	37.07
100015	1	1			1					Purchase	Second Home	78.79	78.79	31.885
100017	1	1			1					Construction To Perm	Owner Occ	100.57	100.57	53.19
100020	3	3	[3] Final Application Missing [2] Only Attorney's Opinion in File		1					Cashout Refi	Owner Occ	85.66	85.66
100025	1	1			1					Purchase	Owner Occ	100	100	44.98
100037	3	3	[3] Appraisal Missing		1					Cashout Refi	Owner Occ	75	75	35.38
100048	3	3	[3] Appraisal Incomplete	Appraisal is incomplete due to bottom of pages cut off.	1					Cashout Refi	Owner Occ	77.17	77.17	10.732
100050	1	1			1					Purchase	Owner Occ	80	100	35.68
100058	1	1			1					Purchase	Owner Occ	100	100	36.54
100071	1	1			1					Rate/Term Refi	Owner Occ	70.94	70.94	42.7